Share-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Options
Beginning Balance	339,936	349,936
Forfeited during the period	(4,500)	(10,000)
Ending Balance	335,436	339,936
Weighted-Average Exercise Price
Beginning Balance	$ 21.40	$ 21.39
Forfeited during the period	0	20.82
Ending Balance	$ 21.40	$ 21.40